UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2018

Salt truBeta™ High Exposure ETF
Ticker: SLT

Salt truBeta™ High Exposure ETF

Salt truBeta™ High Exposure ETF

Dear Salt truBeta™ High Exposure ETF Shareholders,

Thank you for your investment in the Salt truBeta™ High Exposure ETF (the “Fund” or “SLT”).  The information presented in this report relates to the operations of SLT for the period from inception on May 15, 2018 through June 30, 2018 (the “Period”).

The Fund seeks to track the performance, before fees and expense, of the Salt truBeta™ High Exposure Index (the “Index”), developed by Salt Financial LLC. The Index uses truBeta™ estimates to select stocks with the highest sensitivity to the SPDR S&P 500 ETF (“SPY”). The objective is to magnify exposure to the SPY without the use of borrowing or derivatives through systematic stock selection by targeting higher beta securities with greater accuracy. With an average truBeta™ estimate of approximately 1.50, the Index seeks to capture 50% more variation than the market in the same direction.

For the Period, the Fund was down 3.36% at market and down 4.32% at NAV. This compares to the underlying Index which was down 4.24% and the S&P 500 Index, a broad market index, which was up 0.52% during the same Period.

As of June 30, 2018, the Fund was overweight stocks in the Technology, Financials, Industrials, and Non-Energy Materials sectors and underweight Consumer Cyclicals and Health Care relative to the S&P 500 Index.  The Fund held no stocks in the Consumer Non-Cyclical, Energy, Real Estate, Telecommunications, and Utilities sectors relative the S&P 500 Index.  The largest positive contributor to performance for the Period was Consumer Cyclicals and the largest detractor was Financials.

As a reminder, the Index is rebalanced quarterly on the third Friday of March, June, September, and December.

We appreciate your investment in the Salt truBeta™ High Exposure ETF.

Sincerely,

Anthony R. Barchetto, CFA
Founder and Chief Investment Officer
Salt Financial LLC, Adviser to the Fund

Salt truBeta™ High Exposure ETF

Must be preceded or accompanied by a prospectus.

Risks: Investments involve risk. Principal loss is possible. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors. The Fund is non-diversified and may invest more of its assets in a single issuer or smaller number of issuers than a diversified fund. The Salt truBeta™ High Exposure Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). When such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. The securities in the Index universe with the highest truBeta are included and the Index, and consequently the Fund, can be expected to be more volatile than the broader U.S. equity market. A security’s truBeta is based on historical information and may not be indicative of a security’s future profile. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund has the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund.

Shares of the ETF may be sold throughout the day on the exchange through any brokerage account. However, shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. There can be no assurance that an active trading market for shares of an ETF will develop or be maintained.

Beta describes the sensitivity of an individual stock to movements in the broader market. The beta coefficient is the slope of the line created by regressing the returns of the individual stock on the returns of the market. Alternatively, beta can be calculated as the ratio of how the stock moves with the market (covariance) to the variance of the market. A stock with an estimated beta of 1.0 tends to vary in the same direction and magnitude as the market. A stock with a beta of 1.2 would be expected to vary 20% more than the market (higher volatility); one with a beta of 0.8 would tend to move 20% less than the market (lower volatility).

The Salt truBeta™ High Exposure Index measures the performance of an equal-weighted portfolio of approximately 100 large- and midcapitalization U.S.-listed stocks with the highest forecasted systematic risk relative to the market (known as “beta”).

S&P 500 Index: Market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

You cannot invest directly in an index.

Fund holdings and sector compositions are subject to change at any time and are not recommendations to buy or sell any security.

Past performance does not guarantee future results. Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns.

The Salt truBeta™ High Exposure ETF is distributed by Quasar Distributors, LLC.

Salt truBeta™ High Exposure ETF
PORTFOLIO ALLOCATION
As of June 30, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Technology	30.1%
Finance	28.6
Industrials	18.8
Non-Energy Materials	10.8
Healthcare	5.2
Consumer Non-Cyclicals	4.2
Consumer Cyclicals	1.1
Consumer Services	1.0
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.0+
Total	100.0%
+  Less than 0.05%.

Salt truBeta™ High Exposure ETF
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Consumer Cyclicals – 1.1%
408	Square, Inc. – Class A (a)	$25,149

	Consumer Non-Cyclicals – 4.2%
16	Amazon.com, Inc. (a)	27,197
628	eBay, Inc. (a)	22,771
652	Masco Corporation	24,398
1,024	Newell Brands, Inc.	26,409
		100,775
	Consumer Services – 1.0%
820	MGM Resorts International	23,805

	Finance – 28.6%
844	Bank of America Corporation	23,792
444	Bank of New York Mellon Corporation	23,945
440	Charles Schwab Corporation	22,484
372	Citigroup, Inc.	24,894
600	Citizens Financial Group, Inc.	23,340
260	Comerica, Inc.	23,639
336	Discover Financial Services	23,658
384	E*TRADE Financial Corporation (a)	23,485
732	Franklin Resources, Inc.	23,461
108	Goldman Sachs Group, Inc.	23,821
1,616	Huntington Bancshares, Inc.	23,852
908	Invesco, Ltd.	24,116
228	JPMorgan Chase & Company	23,758
1,236	KeyCorp	24,151
472	Lennar Corporation – Class A	24,780
364	Lincoln National Corporation	22,659
492	Morgan Stanley	23,321
300	PayPal Holdings, Inc. (a)	24,981
444	Principal Financial Group, Inc.	23,510
248	Prudential Financial, Inc.	23,190
1,324	Regions Financial Corporation	23,541
252	State Street Corporation	23,459
360	SunTrust Banks, Inc.	23,767
712	Synchrony Financial	23,767
404	TD Ameritrade Holding Corporation	22,127

The accompanying notes are an integral part of these financial statements.

Salt truBeta™ High Exposure ETF
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Finance – 28.6% (Continued)
624	Toll Brothers, Inc.	$23,082
644	Unum Group	23,822
472	Voya Financial, Inc.	22,184
440	Zions Bancorporation	23,184
		683,770
	Healthcare – 5.2%
252	AbbVie, Inc.	23,348
136	Amgen, Inc.	25,104
416	Cerner Corporation (a)	24,873
612	Mylan NV (a)	22,118
168	Vertex Pharmaceuticals, Inc. (a)	28,553
		123,996
	Industrials – 18.8%
600	Allison Transmission Holdings, Inc.	24,294
584	American Airlines Group, Inc.	22,169
1,416	Arconic, Inc.	24,086
68	Boeing Company	22,815
160	Caterpillar, Inc.	21,707
532	Cognex Corporation	23,732
376	CSX Corporation	23,981
160	Deere & Company	22,368
324	Dover Corporation	23,717
344	Emerson Electric Company	23,784
476	Fastenal Company	22,910
604	Flowserve Corporation	24,402
172	Illinois Tool Works, Inc.	23,829
388	PACCAR, Inc.	24,040
604	Terex Corporation	25,483
732	Trimble, Inc. (a)	24,039
732	Trinity Industries, Inc.	25,078
196	United Technologies Corporation	24,506
224	XPO Logistics, Inc. (a)	22,440
		449,380

The accompanying notes are an integral part of these financial statements.

Salt truBeta™ High Exposure ETF
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Non-Energy Materials – 10.8%
264	Albemarle Corporation	$24,903
368	DowDuPont, Inc.	24,259
772	Huntsman Corporation	22,543
428	International Paper Company	22,290
860	Mosaic Company	24,123
376	Nucor Corporation	23,500
768	Olin Corporation	22,057
384	Owens Corning	24,334
1,364	Owens-Illinois, Inc. (a)	22,929
924	Summit Materials, Inc. – Class A (a)	24,255
412	WestRock Company	23,492
		258,685
	Technology – 30.1%
344	Activision Blizzard, Inc.	26,254
100	Adobe Systems, Inc. (a)	24,381
1,660	Advanced Micro Devices, Inc. (a)	24,883
20	Alphabet, Inc. – Class A (a)	22,584
24	Alphabet, Inc. – Class C (a)	26,776
252	Analog Devices, Inc.	24,172
492	Applied Materials, Inc.	22,725
188	Autodesk, Inc. (a)	24,645
584	Cisco Systems, Inc.	25,130
1,488	Cypress Semiconductor Corporation	23,183
1,068	HP, Inc.	24,233
748	Integrated Device Technology, Inc. (a)	23,846
464	Intel Corporation	23,065
132	Lam Research Corporation	22,816
248	Microchip Technology, Inc.	22,556
412	Micron Technology, Inc. (a)	21,605
252	Microsoft Corporation	24,850
68	Netflix, Inc. (a)	26,617
448	Nutanix, Inc. – Class A (a)	23,103
96	NVIDIA Corporation	22,742
1,004	ON Semiconductor Corporation (a)	22,324
424	QUALCOMM, Inc.	23,795
452	Seagate Technology Plc	25,524

The accompanying notes are an integral part of these financial statements.

Salt truBeta™ High Exposure ETF
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Technology – 30.1% (Continued)
252	Skyworks Solutions, Inc.	$24,356
216	Splunk, Inc. (a)	21,408
656	Teradyne, Inc.	24,974
220	Texas Instruments, Inc.	24,255
612	Twitter, Inc. (a)	26,726
304	Western Digital Corporation	23,533
364	Xilinx, Inc.	23,754
		720,815
	TOTAL COMMON STOCKS
	(Cost $2,490,332)	2,386,375

	SHORT-TERM INVESTMENTS – 0.2%
5,102	First American Government
	Obligations Fund, Class X, 1.80%*	5,102
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,102)	5,102
	TOTAL INVESTMENTS – 100.0%
	(Cost $2,495,434)	2,391,477
	Other Assets in Excess of Liabilities – 0.0%+	613
	NET ASSETS – 100.0%	$2,392,090

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2018.
+	Less than 0.05%.
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Sector composition financial data and analytics provider is FactSet.  The RIC or Reuters Investment Code has been developed and maintained by Reuters and is the intellectual property of Reuters.

The accompanying notes are an integral part of these financial statements.

Salt truBeta™ High Exposure ETF
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS
Investments in securities, at value (Cost $2,495,434)	$2,391,477
Dividends and interest receivable	1,638
Total assets	2,393,115

LIABILITIES
Management fees payable	1,025
Total liabilities	1,025

NET ASSETS	$2,392,090

Net assets consist of:
Paid-in capital	$2,500,000
Undistributed (accumulated) net investment income (loss)	3,512
Accumulated net realized gain (loss) on investments	(7,465)
Net unrealized appreciation (depreciation) on investments	(103,957)
Net assets	$2,392,090

Net asset value:
Net assets	$2,392,090
Shares outstanding^	100,000
Net asset value, offering and redemption price per share	$23.92

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Salt truBeta™ High Exposure ETF
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2018* (Unaudited)

INCOME
Dividends	$5,036
Interest	17
Total investment income	5,053

EXPENSES
Management fees	1,541
Total expenses	1,541
Net investment income (loss)	3,512

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(7,465)
Change in unrealized appreciation
(depreciation) on investments	(103,957)
Net realized and unrealized
gain (loss) on investments	(111,422)
Net increase (decrease) in net assets
resulting from operations	$(107,910)

*  The Fund commenced operations on May 15, 2018.  The information presented is for the period from May 15, 2018 to June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Salt truBeta™ High Exposure ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2018*
(Unaudited)
OPERATIONS
Net investment income (loss)	$3,512
Net realized gain (loss) on investments	(7,465)
Change in unrealized appreciation
(depreciation) on investments	(103,957)
Net increase (decrease) in net assets
resulting from operations	(107,910)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	2,500,000
Net increase (decrease) in net assets
derived from capital share transactions (a)	2,500,000
Net increase (decrease) in net assets	$2,392,090

NET ASSETS
Beginning of period	$—
End of period	$2,392,090
Undistributed (accumulated) net investment income (loss)	$3,512

(a)	A summary of capital share transactions is as follows:

Period Ended
June 30, 2018*
(Unaudited)
Shares
Subscriptions	100,000
Net increase (decrease)	100,000

*  The Fund commenced operations on May 15, 2018.  The information presented is for the period from May 15, 2018 to June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Salt truBeta™ High Exposure ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	June 30, 2018(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.04
Net realized and unrealized gain (loss) on investments	(1.12)
Total from investment operations	(1.08)

Net asset value, end of period	$23.92

Total return	-4.32	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,392

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.50	%(4)
Net investment income (loss) to average net assets	1.14	%(4)
Portfolio turnover rate(5)	45	%(3)

(1)	Commencement of operations on May 15, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Salt truBeta™ High Exposure ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Salt truBeta™ High Exposure ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before expenses and fees, of the Salt truBeta™ High Exposure Index (the “Index”). The Fund commenced operations on May 15, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Salt truBeta™ High Exposure ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Salt truBeta™ High Exposure ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,386,375	$—	$—	$2,386,375
Short-Term Investments	5,102	—	—	5,102
Total Investments
in Securities	$2,391,477	$—	$—	$2,391,477

^ See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

Salt truBeta™ High Exposure ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to June 30, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Salt Financial LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and

Salt truBeta™ High Exposure ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.50% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,164,679 and $1,095,675, respectively.

During the period ended June 30, 2018, there were no purchases or sales of U.S. Government securities.

During the period ended June 30, 2018, in-kind transactions associated with creations and redemptions were $2,428,793 and $0, respectively.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended June 30, 2018. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments. There were no distributions paid by the Fund during the period ended June 30, 2018.

NOTE 6 – SHARE TRANSACTION

Shares of the Fund are listed and trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of

Salt truBeta™ High Exposure ETF
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the capital share transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Salt truBeta™ High Exposure ETF
EXPENSE EXAMPLE
For the Period Ended June 30, 2018 (Unaudited)

As a shareholder of Salt truBeta™ High Exposure ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 15, 2018 – June 30, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Salt truBeta™ High Exposure ETF
EXPENSE EXAMPLE
For the Period Ended June 30, 2018 (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	May 15, 2018(1)	June 30, 2018	During the Period
Actual	$1,000.00	$ 956.80	$0.62(2)
Hypothetical (5% annual	$1,000.00	$1,022.32	$2.51(3)
return before expenses)

(1)	Fund Commencement.
(2)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.50%, multiplied by the average account value during the period, multiplied by the number of days in the most recent period, 46 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(3)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.50%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 181 days, divided by the number of days in the most recent twelve-month period, 365 days.

Salt truBeta™ High Exposure ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 18, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement (the “Advisory Agreement”) between Salt Financial LLC (the “Adviser”) and the Trust, on behalf of the Salt truBeta High Exposure ETF (the “Fund” or “SLT”), and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits to be realized by each firm and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services to be rendered to the Fund.

Prior to and during the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including key personnel and compliance programs. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to SLT. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s CCO

Salt truBeta™ High Exposure ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

regarding his review of the Adviser’s compliance program. The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel and marketing plans. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel and the ownership structure of the firm.

The Board also considered other services to be provided to SLT, such as monitoring adherence to the Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which SLT achieved its investment objectives as a passively-managed fund.

Historical Performance. The Board noted that SLT had not yet commenced operations and concluded that performance of SLT, thus, was not a relevant factor in their deliberations. The Board also considered that, because the Fund is designed to track the performance of an index and the trading for the Fund would be handled by a sub-adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s oversight of the sub-adviser’s services, including whether the Fund’s performance exhibited significant tracking error.

Cost of Services Provided and Economies of Scale. The Board then reviewed the expense ratio for SLT and compared it to the universe of the most direct competitors for the Fund, as identified by management (the “Selected Peer Group”). The Board noted that the expense ratio for SLT was significantly above the median of the Selected Peer Group but noted that most of the other funds in the Selected Peer Group were part of larger fund families and consequently, may benefit from an unusually low cost structure based on the scale of their fund family. The Board noted that the Fund’s expense ratio was reasonable given the proprietary and specialized nature of the Fund’s index.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with SLT, taking into account an analysis of the Adviser’s

Salt truBeta™ High Exposure ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

profitability with respect SLT and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined that such analyses were not a significant factor given that SLT had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to SLT under the Sub-Advisory Agreement, noting that Penserra would provide investment management services to SLT, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that Penserra would have as SLT’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of SLT; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of SLT shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to SLT.

In considering the nature, extent, and quality of the services to be provided by Penserra, the Board considered reports of the Trust’s CCO with respect to Penserra’s compliance program and Penserra’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to Penserra and that they had reviewed additional detailed information about Penserra at the previous Board meeting.

Historical Performance. The Board noted that SLT had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to SLT. The Board also considered that, because the investment objective of SLT is to track the performance of an index, the Board in the future would focus on the extent to which SLT achieved its investment objective as a passively-managed fund.

Salt truBeta™ High Exposure ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by the Adviser to Penserra for its services to SLT. The Board considered that the fees to be paid to Penserra would be paid by the Adviser from the fee the Adviser received from SLT and noted that the fee reflected an arm’s-length negotiation between the Adviser and Penserra based on the nature and expected size of SLT. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by Penserra in connection with other similar series of the Trust and other funds managed by Penserra. The Board also evaluated the compensation and benefits expected to be received by Penserra from its relationship with SLT, taking into account an analysis of Penserra’s profitability with respect to SLT and Penserra’s affiliation with a broker-dealer, which from time to time may execute portfolio transactions for SLT.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Salt truBeta™ High Exposure ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.saltfinancial.com/etfs daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.saltfinancial.com/etfs.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800)-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.saltfinancial.com/etfs.

(This Page Intentionally Left Blank.)

Adviser
Salt Financial LLC
79 Madison Avenue, 8th Floor
New York, New York 10016

Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Salt truBeta™ High Exposure ETF
Symbol – SLT
CUSIP – 26922A479

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and acting principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                ETF Series Solutions

By (Signature and Title)*        /s/Paul R. Fearday
     Paul R. Fearday, President (principal executive officer)

Date     August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     August 24, 2018

By (Signature and Title)*        /s/Elizabeth A. Winske
 Elizabeth A. Winske, Assistant Treasurer (acting principal financial officer)

Date     August 24, 2018

* Print the name and title of each signing officer under his or her signature.